Warrant Liabilities, net (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Class of Warrant or Right [Line Items]
Total warrant liabilities, net	$ 1	$ 16
Private Warrants
Class of Warrant or Right [Line Items]
Warrant liability at issuance	18	18
(Gain) loss from change in fair value of warrant liabilities	(13)	(2)
Less: Reclassification to equity	(4)	0
Total warrant liabilities, net	1
SoftBank Senior Unsecured Notes Warrant
Class of Warrant or Right [Line Items]
Warrant liability at issuance	0	569
(Gain) loss from change in fair value of warrant liabilities	0	(58)
Warrant liability deferred financing cost adjustment	0	(1)
Less: Exercise of warrants into Series H-3 Convertible Preferred Stock	0	(475)
Less: Reclassification to Equity	0	(35)
Total warrant liabilities, net	0	0
2020 LC Facility Warrant [Member]
Class of Warrant or Right [Line Items]
Warrant liability at issuance	0	284
(Gain) loss from change in fair value of warrant liabilities	0	(29)
Warrant liability deferred financing cost adjustment	0	0
Less: Exercise of warrants into Series H-3 Convertible Preferred Stock	0	(237)
Less: Reclassification to Equity	0	(18)
Total warrant liabilities, net	0	0
SoftBank And 2020 LC Warrants [Member]
Class of Warrant or Right [Line Items]
Total warrant liabilities, net	$ 0	$ 0